Client Name:
Client Project Name:	BRAVO 2020-NQM1
Start - End Dates:	4/18/2016 - 7/27/2020
Deal Loan Count:	412

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	8
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	6
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	2
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	5
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	2
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	3
Property Valuations	Property	PRVAPROP179	Condition of Subject Below Average	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2908	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Residual income analysis does not meet client guidelines	4
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	2
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	3
Total				58

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